iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  47.2%
iShares Core S&P 500 ETF .................. 1,636,551 $ 687,253,227
iShares Core S&P Mid-Cap ETF ............... 184,264 43,486,304
iShares Core S&P Small-Cap ETF ............. 212,599 18,897,925
749,637,456
a
Domestic Fixed Income  —  17.1%
iShares Core Total USD Bond Market ETF ........ 6,311,493 270,699,935
a
International Equity  —  32.6%
iShares Core MSCI Emerging Markets ETF ....... 2,979,055 136,857,787
iShares Core MSCI International Developed Markets
ETF ................................ 6,754,372 380,608,862
517,466,649
a
International Fixed Income  —  3.0%
iShares Core International Aggregate Bond ETF .... 986,044 48,020,343
a
Total Long-Term Investments — 99.9%
(Cost: $1,595,462,508) ............................... 1,585,824,383
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(a)(b)
............................ 2,083,677 $ 2,083,677
a
Total Short-Term Securities — 0.1%
(Cost: $2,083,677) .................................. 2,083,677
Total Investments — 100.0%
(Cost: $1,597,546,185) ............................... 1,587,908,060
Liabilities in Excess of Other Assets — 0.0% ................ (402,440)
Net Assets — 100.0% ................................. $ 1,587,505,620
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ — $ — $ — $ — $ — — $ 959
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,259,190 — (175,513)
(c)
— — 2,083,677 2,083,677 39,788 —
iShares Core
International
Aggregate Bond
ETF ........ 47,857,229 2,163,623 (1,405,512) (139,705) (455,292) 48,020,343 986,044 — —
iShares Core MSCI
Emerging Markets
ETF ........ 145,127,740 9,824,319 (443,204) (26,291) (17,624,777) 136,857,787 2,979,055 — —
iShares Core MSCI
International
Developed
Markets ETF .. 402,513,379 21,938,657 (1,235,046) (107,747) (42,500,381) 380,608,862 6,754,372 — —
iShares Core S&P
500 ETF ..... 744,174,105 31,815,641 (22,930,899) (2,339,957) (63,465,663) 687,253,227 1,636,551 3,252,238 —
iShares Core S&P
Mid-Cap ETF .. 45,736,505 4,071,964 (138,718) (20,182) (6,163,265) 43,486,304 184,264 193,432 —
iShares Core S&P
Small-Cap ETF 19,675,962 2,358,350 (58,201) (11,105) (3,067,081) 18,897,925 212,599 86,960 —
iShares Core Total
USD Bond Market
ETF ........ 264,617,316 21,303,286 (855,294) (49,546) (14,315,827) 270,699,935 6,311,493 2,349,586 —
$ (2,694,533) $ (147,592,286)
$ 1,587,908,060
$ 5,922,963 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
Core Aggressive Allocation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 6 12/15/23 $ 1,264 $ (29,214)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,585,824,383 $ — $ — $ 1,585,824,383
Short-Term Securities
Money Market Funds ...................................... 2,083,677 — — 2,083,677
$ 1,587,908,060 $ — $ — $ 1,587,908,060
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (29,214) $ — $ — $ (29,214)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.